Business Description (Details) - USD ($)			6 Months Ended		12 Months Ended
	May 10, 2024	Apr. 22, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2021
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00001		$ 0.00001	$ 0.00001
Gross proceeds (in Dollars)			$ 3,293,096
Ordinary shares authorized			5,000,000,000		5,000,000,000	5,000,000,000
Ordinary shares, shares issued			6,207,500		5,000,000	5,000,000
Shares issued							5,000,000
Shares percentage					41.82%
Ordinary Shares [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Wuxi Mingteng Mould [Member]
Business Description [Line Items]
Equity interest, percentage					100.00%
Betty Chen Limited [Member]
Business Description [Line Items]
Ordinary shares, shares issued							225,000
Jacky Wang Limited [Member]
Business Description [Line Items]
Ordinary shares, shares issued							225,000
DJZ Holding Limited [Member]
Business Description [Line Items]
Ordinary shares, shares issued							2,009,000
Shares percentage					90.00%
YK XU Holding Limited [Member]
Business Description [Line Items]
Ordinary shares, shares issued							2,091,000
Shares percentage					10.00%
Hongze L.P [Member]
Business Description [Line Items]
Ordinary shares, shares issued							450,000
YK XU Holding (BVI) Limited [Member]
Business Description [Line Items]
Shares percentage					42.72%
YK XU Holding Limited in Hongze L.P. [Member]
Business Description [Line Items]
Shares percentage					0.90%
Chief Executive Officer [Member]
Business Description [Line Items]
Shares percentage					48.28%
DJZ Holding (BVI) Limited [Member]
Business Description [Line Items]
Shares percentage					40.18%
DJZ Holding Limited in Hongze L.P. [Member]
Business Description [Line Items]
Shares percentage					8.10%
Mingteng International [Member]
Business Description [Line Items]
Gross proceeds (in Dollars)	$ 630,000	$ 4,200,000
Ordinary Shares [Member]
Business Description [Line Items]
Number of shares issued		1,050,000
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 4,200,000
Consideration received on after dedication (in Dollars)	$ 2,060,000.00
Ordinary shares, shares issued					5,000,000		5,000,000
Ordinary Shares [Member] | Mingteng International [Member]
Business Description [Line Items]
Ordinary shares, shares issued	157,500	1,050,000					5,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001
Over-Allotment Option [Member] | Ordinary Shares [Member]
Business Description [Line Items]
Number of shares issued	157,500
Offering price per share (in Dollars per share)	$ 4
Gross proceeds (in Dollars)	$ 630,000